New Accounting Standards (Tables)	12 Months Ended
Dec. 31, 2019
New Accounting Standards
Schedule of reconciliation of operating lease commitments with lease liability

Adoption of
IFRS 16

Lease commitments as at December 31, 2018	$1,440
Less:
Short-term commitments	(50)
Add:
Operating lease obligations on adoption of IFRS 16	1,048
2,438

Impact of discounting	(555)

Lease liability as of January 1,2019	$1,883